Business Combinations - Schedule of assets acquired liabilities assumed in business combination (Detail) $ in Thousands	Oct. 01, 2019 USD ($)
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Cash and cash equivalents	$ 7,343
Investment securities available for sale	26,607
Loans	103,665
Premises and equipment	4,813
Intangible assets	10,719
Other assets	3,957
Total assets	157,104
Deposits	126,316
Borrowings	8,969
Other liabilities	2,151
Total liabilities	$ 137,436